PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 1,303,939		¥ 885,859
Less: Accumulated depreciation	(294,807)		(215,622)
Property, equipment and software, Net	1,009,132	$ 144,304	670,237
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	189,838		157,147
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	629,032		489,929
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	264,949		203,857
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	24,296		14,298
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	22,388		19,842
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 173,436		¥ 786